                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                             SEPARATE ACCOUNT THREE
                               DATED MAY 1, 2001

     The following changes are effective in states where approved on or after September 14, 2001:

OPTIONAL EXTENDED NO-LAPSE GUARANTEE RIDER

     The Policy currently provides for a No-Lapse Guarantee with a No-Lapse Guarantee Period fixed at the lesser of (a) 20 years or (b) the number of year remaining until the life insured's age is 95, depending upon applicable state law requirements (certain states may have a shorter guarantee period). In states where approved, an optional rider may be added to the Policy that extends the no-lapse guarantee period to the earlier of: (a) termination of the Policy or the rider, (b) subject to any applicable state limitations, the number of years selected by the Policyowner and (c) age 100 of the life insured's. (The rider may be terminated at any time but cannot be reinstated once terminated). In order for the Extended No-Lapse Guarantee to be applicable a cumulative premium test must be satisfied. This test is described in the rider. The cost of the rider varies by issue age and Face Amount and a change in the Face Amount of the Policy may affect the cost of the rider. Neither the No-Lapse Guarantee nor the Extended No-Lapse Guarantee apply to the Term Rider.

DECREASE IN FACE AMOUNT

     A surrender charge will be deducted during the first 10 years following either the Policy Date or the effective date of a Face Amount increase if there is a decrease in Face Amount. The surrender charge calculation is set forth in the prospectus under "Surrender Charges - Surrender Charge Calculation." The amount of the surrender charge is deducted from the Policy Value.

RIGHT TO EXAMINE THE POLICY

     During the "Right to Examine the Policy Period" described in the prospectus, premiums will be allocated to the Money Market Trust. After this period has expired, premiums will then be allocated among the Investment Accounts and/or Fixed Account in accordance with the policyowner's instructions.

SUPPLEMENTARY BENEFITS

     The death benefit guarantee rider may no longer be added to a Policy.

ILLUSTRATIONS

     The cost of insurance charges have changed from those reflected in the illustrations in the May 1, 2001 prospectus. Therefore, revised illustrations reflecting the manner in which a Policy's Death benefit, Policy Value and Cash Surrender Value could vary over an extended period of time are set forth below.





                      SUPPLEMENT DATED SEPTEMBER 14, 2001



SVUL(20).SUPP09/2001

APPENDIX A - SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND
             DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses (excluding those of the Equity Index Trust), which is approximately 0.981% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of -0.976%, 4.965% and 10.907%. The illustrations reflect the current expense reimbursements in effect for the Lifestyle Trusts and the Index Trusts. In the absence of such expense reimbursements, the average of the Portfolio's current expenses would have been 0.991% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of -0.986%, 4.955% and 10.896%. The expense reimbursements for certain of the Trusts (as described in the "Trust Annual Expenses" table) are expected to remain in effect during the fiscal year ended December 31, 2001. Were the expense reimbursements to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are four tables shown for each combination of age and death benefit option for a Policy issued to a male non-smoker:

20 Year No Lapse Guarantee

- one based on current cost of insurance charges assessed by the Company and reflecting a 20 year no lapse guarantee

- one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables and reflecting a 20 year no lapse guarantee.

Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since approximately May 1, 1999. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.




                      Supplement dated September 14, 2001


SVUL(20).SUPP09/2001

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                  MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                   FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $7,500 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                            0% Hypothetical               6% Hypothetical                  12% Hypothetical
                        Gross Investment Return       Gross Investment Return        Gross Investment Return
                      ---------------------------  -------------------------------  -------------------------------
End Of                         Cash                           Cash                             Cash
Policy   Accumulated   Policy  Surrender  Death     Policy    Surrender    Death      Policy   Surrender    Death
Year(1)  Premiums(2)   Value   Value(3)   Benefit   Value     Value(3)     Benefit    Value    Value(3)     Benefit
-------  -----------  -------  ---------  -------  ---------  ---------  ---------  ---------  ---------  ---------

 1           7,875      5,969          0  500,000      6,351          0    500,000      6,734          0    500,000
 2          16,144     12,335      3,690  500,000     13,482      4,837    500,000     14,676      6,031    500,000
 3          24,826     18,546     10,504  500,000     20,865     12,823    500,000     23,371     15,329    500,000
 4          33,942     24,595     17,257  500,000     28,501     21,163    500,000     32,886     25,547    500,000
 5          43,514     30,486     23,851  500,000     36,400     29,765    500,000     43,303     36,668    500,000
 6          53,565     36,219     30,188  500,000     44,574     38,542    500,000     54,714     48,683    500,000
 7          64,118     41,792     36,464  500,000     53,027     47,699    500,000     67,216     61,888    500,000
 8          75,199     47,201     42,577  500,000     61,768     57,144    500,000     80,916     76,292    500,000
 9          86,834     52,460     48,440  500,000     70,821     66,800    500,000     95,949     91,928    500,000
10          99,051     57,571     54,254  500,000     80,198     76,881    500,000    112,453    109,135    500,000
15          69,931     80,535     80,535  500,000    132,087    132,087    500,000    222,618    222,618    500,000
20         260,394     99,346     99,346  500,000    194,038    194,038    500,000    400,738    400,738    500,000
25         375,851    114,515    114,515  500,000    272,624    272,624    500,000    702,510    702,510    751,685
30         523,206    122,185    122,185  500,000    369,786    369,786    500,000  1,198,281  1,198,281  1,258,195
35         711,272    113,260    113,260  500,000    493,665    493,665    518,349  2,007,633  2,007,633  2,108,015
40         951,298     66,247     66,247  500,000    648,903    648,903    681,348  3,317,846  3,317,846  3,483,738
45       1,257,639       0(4)       0(4)     0(4)    839,180    839,180    847,572  5,441,080  5,441,080  5,495,491
50       1,648,615                                 1,086,335  1,086,335  1,086,335  8,996,427  8,996,427  8,996,427

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                  MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                   FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                         $7,500 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES


                               0% Hypothetical              6% Hypothetical               12% Hypothetical
                          Gross Investment Return       Gross Investment Return       Gross Investment Return
                        ---------------------------   ---------------------------     ----------------------------
 End Of                              Cash                          Cash                            Cash
 Policy   Accumulated   Policy  Surrender     Death   Policy  Surrender     Death     Policy  Surrender      Death
Year(1)   Premiums(2)    Value   Value(3)   Benefit    Value   Value(3)   Benefit      Value   Value(3)    Benefit

 1              7,875    5,969          0   500,000    6,351          0   500,000      6,734          0    500,000
 2             16,144   12,335      3,690   500,000   13,482      4,837   500,000     14,676      6,031    500,000
 3             24,826   18,546     10,504   500,000   20,865     12,823   500,000     23,371     15,329    500,000
 4             33,942   24,595     17,257   500,000   28,501     21,163   500,000     32,886     25,547    500,000
 5             43,514   30,475     23,841   500,000   36,390     29,755   500,000     43,292     36,657    500,000
 6             53,565   36,176     30,144   500,000   44,529     38,497   500,000     54,668     48,637    500,000
 7             64,118   41,685     36,358   500,000   52,916     47,588   500,000     67,101     61,773    500,000
 8             75,199   46,991     42,367   500,000   61,546     56,922   500,000     80,684     76,059    500,000
 9             86,834   52,077     48,056   500,000   70,414     66,393   500,000     95,522     91,501    500,000
10             99,051   56,927     53,610   500,000   79,512     76,195   500,000    111,729    108,412    500,000
15             69,931   76,594     76,594   500,000  127,816    127,816   500,000    218,200    218,200    500,000
20            260,394   83,766     83,766   500,000  177,619    177,619   500,000    386,321    386,321    500,000
25            375,851   67,649     67,649   500,000  226,294    226,294   500,000    673,052    673,052    720,166
30            523,206     0(4)       0(4)      0(4)  257,999    257,999   500,000  1,139,719  1,139,719  1,196,705
35            711,272                                244,368    244,368   500,000  1,879,149  1,879,149  1,973,107
40            951,298                                 75,538     75,538   500,000  3,020,616  3,020,616  3,171,647
45          1,257,639                                   0(4)       0(4)      0(4)  4,845,139  4,845,139  4,893,590
50          1,648,615                                                              8,016,040  8,016,040  8,016,040

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2) Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                  MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                   FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $8,200 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES


                                     0% Hypothetical                6% Hypothetical                 12% Hypothetical
                                Gross Investment Return         Gross Investment Return         Gross Investment Return
                                -----------------------         -----------------------         -----------------------
 End of        Accumulated    Policy        Cash    Death     Policy       Cash      Death     Policy        Cash     Death
 Policy           Premiums     Value   Surrender  Benefit      Value  Surrender    Benefit      Value   Surrender   Benefit
Year(1)                (2)              Value(3)                       Value(3)                           Value(3)
      1              8,610     6,606           0  506,606      7,206          0    507,026      7,446          0    507,446
      2             17,651    13,595       4,950  513,595     14,858      6,213    514,858     16,171      7,526    516,171
      3             27,143    20,417      12,375  520,417     22,968     14,927    522,968     25,725     17,683    525,725
      4             37,110    27,062      19,724  527,062     31,357     24,019    531,357     36,178     28,840    536,178
      5             47,576    33,533      26,898  533,533     40,034     33,399    540,034     47,620     40,986    547,620
      6             58,564    39,830      33,798  539,830     49,008     42,976    549,008     60,148     54,117    560,148
      7             70,103    45,946      40,618  545,946     58,282     52,954    558,282     73,861     68,533    573,861
      8             82,218    51,878      47,254  551,878     67,863     63,239    567,863     88,872     84,248    588,872
      9             94,939    57,640      53,619  557,640     77,772     73,751    577,772    105,321    101,300    605,321
     10            108,296    63,230      59,913  563,230     88,021     84,704    588,021    123,350    120,033    623,350
     15            185,791    88,144      88,144  588,144    144,236    144,236    644,236    242,653    242,653    742,653
     20            284,698   107,990     107,990  607,990    209,771    209,771    709,771    431,479    431,479    931,479
     25            410,930   122,789     122,789  622,789    288,915    288,915    788,915    742,467    742,467  1,242,467
     30            572,038   127,608     127,608  627,608    377,440    377,440    877,440  1,242,199  1,242,199  1,742,199
     35            777,658   110,808     110,808  610,808    463,863    463,863    963,863  2,036,918  2,036,918  2,536,918
     40          1,040,086    50,449      50,449  550,449    520,585    520,585  1,020,585  3,285,621  3,285,621  3,785,621
     45          1,375,018      0(4)        0(4)     0(4)    453,863    453,863    953,863  5,184,052  5,184,052  5,684,052
     50          1,802,486                                   125,140    125,140    625,140  8,023,748  8,023,748  8,523,748


(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

          FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
                  MALE NON-SMOKER ISSUE AGE 55 (STANDARD) AND
                   FEMALE NON-SMOKER ISSUE AGE 50 (STANDARD)
                  $500,000 FACE AMOUNT DEATH BENEFIT OPTION 2
                         $8,200 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES

                            0% Hypothetical                        6% Hypothetical                       12% Hypothetical
                         Gross Investment Return               Gross Investment Return                Gross Investment Return
                         -----------------------               -----------------------                ------------------------
 End Of   Accumulated    Policy         Cash       Death       Policy         Cash       Death      Policy          Cash      Death
 Policy      Premiums     Value    Surrender     Benefit        Value    Surrender     Benefit       Value     Surrender    Benefit
Year(1)           (2)               Value(3)                              Value(3)                              Value(3)
      1        8,610      6,606            0     506,606        7,026            0     507,026       7,446             0     507,446
      2       17,651     13,595        4,950     513,595       14,858        6,213     514,858      16,171         7,526     516,171
      3       27,143     20,417       12,375     520,417       22,968       14,927     522,968      25,725        17,683     525,725
      4       37,110     27,062       19,724     527,062       31,357       24,019     531,357      36,178        28,840     536,178
      5       47,576     33,522       26,887     533,522       40,022       33,388     540,022      47,609        40,974     547,609
      6       58,564     39,783       33,751     539,783       48,958       42,927     548,958      60,097        54,065     560,097
      7       70,103     45,830       40,502     545,830       58,159       52,831     558,159      73,731        68,403     573,731
      8       82,218     51,648       47,024     551,648       67,614       62,990     567,614      88,604        83,980     588,604
      9       94,939     57,216       53,195     557,216       77,310       73,289     577,310     104,817       100,796     604,817
     10      108,296     62,512       59,195     562,512       87,228       83,911     587,228     122,474       119,157     622,474
     15      185,791     83,580       83,580     583,580      138,878      138,878     638,878     236,315       236,315     736,315
     20      284,698     89,533       89,533     589,533      187,020      187,020     687,020     402,916       402,916     902,916
     25      410,930     67,971       67,971     567,971      217,727      217,727     717,727     646,857       646,857   1,146,857
     30      572,038       0(4)         0(4)        0(4)      188,892      188,892     688,892     971,329       971,329   1,471,329
     35      777,658                                           36,541       36,541     536,541   1,371,673     1,371,673   1,871,673
     40    1,040,086                                            0(4)         0(4)        0(4)    1,824,270     1,824,270   2,324,270
     45    1,375,018                                                                             2,268,399     2,268,399   2,768,399
     50    1,802,486                                                                             2,053,249     2,053,249   2,553,249

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)  Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)  In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the portfolios of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.